Schedule I frontdoor, inc Parent Company Only (Condensed Statements of Comprehensive Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Condensed Income Statements, Captions [Line Items]
Revenue	$ 1,258	$ 1,157	$ 1,020
Interest expense	23	1
Income before Income Taxes	166	220	196
Income tax benefit	42	60	71
Net Income	125	160	124
Total Comprehensive Income	116	$ 160	$ 123
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Interest expense	22
Income before Income Taxes	(22)
Income tax benefit	(5)
Net Loss from Operations	(18)
Equity in earnings of subsidiaries (net of tax)	34
Net Income	17
Total Comprehensive Income	$ 8